INCOME TAXES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Beginning Balance	$ 1,017	$ 4,487
Increase related to current year tax positions	115	0
Decrease related to prior years' tax positions	(82)	(2,836)
Ending Balance	1,283	1,017
Magic [Member]
Increase due to deconsolidation	(472)
Sapiens [Member]
Increase due to consolidation	$ 705	$ (634)